Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Cash flows from (used in) operating activities:
Net income (loss)	$ (4,631)	$ (7,432)	$ 1,287
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	6,639	5,673	5,809
Net change of operating lease right-of-use assets and liabilities	(1,372)	(1,544)	(702)
Leasehold inducements received	825	661	(464)
Early lease termination	31	0	0
Amortization of debt costs	214	190	250
Compensation expenses resulting from equity settled restricted stock units	27	549	88
Equity in earnings of joint venture	(2,165)	(1,957)	0
Other operating activities, net	26	232	359
(Increase) decrease in:
Accounts receivable, other receivables and long-term receivables	4,176	(260)	820
Inventories	(10,710)	(9,450)	18,882
Prepaids and other current assets	(219)	(872)	222
Increase (decrease) in:
Accounts payable	5,521	9,044	(9,663)
Accrued liabilities and other long-term liabilities	1,468	(1,759)	1,760
Net cash (used in) provided by operating activities	(170)	(6,925)	18,648
Cash flows (used in) provided by investing activities:
Additions to property and equipment	(6,282)	(8,378)	(4,612)
Additions to intangible assets and other assets	(953)	(1,036)	(1,199)
Net cash used in investing activities	(7,235)	(9,414)	(5,811)
Cash flows provided by (used in) financing activities:
Increase (decrease) in bank indebtedness	5,372	14,642	(10,017)
Drawdown on capital lease funding	4,208	0	0
Increase in long-term debt	1,552	2,748	428
Repayment of long-term debt	(2,012)	(2,095)	(2,800)
Repayment of obligations under finance lease	(1,091)	(72)	0
Payment of loan origination fees and costs	(103)	(57)	(590)
Exercise of stock options and warrants	0	422	348
Net cash provided by (used in) financing activities	7,926	15,588	(12,631)
Net (decrease) increase in cash and cash equivalents	521	(751)	206
Cash and cash equivalents, beginning of year	1,262	2,013	1,807
Cash and cash equivalents, end of year	1,783	1,262	2,013
Supplemental disclosure of cash flow information:
Interest paid	7,802	5,087	3,470
Non-cash transactions:
Property and equipment and intangible assets additions included in accounts payable and accrued liabilities	1,455	2,283	950
Conversion of cash-settled RSUs and DSUs to equity-settled awards	$ 0	$ 0	$ 5,495